Quarterly Holdings Report
for
Fidelity® New Jersey Municipal Income Fund
February 28, 2023
NJT-NPRT1-0423
1.814102.118
Municipal Bonds - 90.4%
	Principal Amount (a)	Value ($)
Delaware, New Jersey - 3.0%
Delaware River & Bay Auth. Rev.:
Series 2019, 5% 1/1/32	5,000,000	5,592,597
Series 2022:
5% 1/1/30	825,000	938,408
5% 1/1/31	1,000,000	1,156,098
5% 1/1/32	1,250,000	1,465,588
5% 1/1/33	1,250,000	1,459,579
5% 1/1/36	1,490,000	1,702,950
5% 1/1/38	410,000	451,423
5% 1/1/42	2,075,000	2,244,200
TOTAL DELAWARE, NEW JERSEY		15,010,843
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	480,000	487,638
New Jersey - 68.8%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,027,282
5% 2/15/26	1,500,000	1,510,591
5% 2/15/27	1,000,000	1,007,812
5% 2/15/28	1,000,000	1,008,483
5% 2/15/29	1,000,000	1,008,939
5% 2/15/32	1,000,000	1,008,161
5% 2/15/33	1,000,000	1,007,544
5% 2/15/34	1,200,000	1,207,831
5% 2/15/35	1,000,000	1,005,006
Cumberland County Impt. Auth. (Technical High School Proj.) Series 2014, 5% 9/1/23 (Assured Guaranty Muni. Corp. Insured)	600,000	604,977
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.):
Series 2017 A:
5% 11/1/29 (Assured Guaranty Muni. Corp. Insured)	750,000	794,639
5% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	605,000	640,151
Series 2019:
4% 7/1/48	1,000,000	964,836
5% 7/1/44	2,375,000	2,543,471
Hudson Co. Impt. Auth. Swsr Series 2019:
4% 1/1/35	1,000,000	1,019,127
4% 1/1/37	395,000	394,878
4% 1/1/38	1,000,000	986,205
4% 1/1/39	835,000	818,255
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 3% 10/1/36	2,950,000	2,627,414
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/30	800,000	874,609
5% 11/1/31	500,000	546,390
Mercer County Gen. Oblig. Series 2021, 2.375% 2/15/30	2,280,000	2,103,121
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/26	600,000	600,856
5% 9/1/27	440,000	440,644
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	1,000,000	740,705
Series 2013, 5% 3/1/27	335,000	335,267
Series 2015:
5.25% 6/15/27	1,395,000	1,451,777
5.25% 6/15/27 (Pre-Refunded to 6/15/25 @ 100)	1,605,000	1,677,883
Series A, 5% 11/1/35	5,000,000	5,341,186
Series QQQ:
4% 6/15/46	1,250,000	1,137,605
4% 6/15/50	1,000,000	904,837
Series WW:
5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	105,000	109,532
5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	1,895,000	1,981,051
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	2,739,519
New Jersey Econ. Dev. Auth. Motor Vehicle Rev.:
Series 2017 A, 3.375% 7/1/30	3,705,000	3,576,944
Series 2017 B, 3.125% 7/1/29	1,335,000	1,308,674
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	1,250,000	930,204
(Goethals Bridge Replacement Proj.) Series 2013, 5.125% 1/1/34 (b)	1,500,000	1,513,366
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,592,142
5% 6/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,589,084
5% 6/1/37 (Assured Guaranty Muni. Corp. Insured)	4,000,000	4,125,436
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,136,412
Series 2013 NN, 5% 3/1/26	4,130,000	4,133,209
Series 2013, 5% 3/1/25	1,295,000	1,295,802
Series 2015 XX, 4.25% 6/15/26	4,220,000	4,296,295
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(Middlesex Wtr. Co. Proj.) Series 2019, 5% 8/1/59 (b)	1,000,000	1,008,207
(New Jersey-American Wtr. Co., Inc. Proj.):
Series 2020 A, 1% 6/1/23	1,300,000	1,289,726
Series 2020 C, 1.15% 6/1/23 (b)	2,500,000	2,479,492
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (b)(d)	1,000,000	992,965
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/23	635,000	637,417
5% 7/1/24	690,000	699,548
5% 7/1/25	600,000	614,267
5% 7/1/26	945,000	979,965
5% 7/1/29	865,000	913,324
Series 2015 B, 5% 7/1/31	3,000,000	3,099,472
Series 2016 A:
5% 7/1/27	2,875,000	2,997,518
5% 7/1/29	1,000,000	1,041,157
5% 7/1/32	600,000	623,409
Series 2016 E, 5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,506,745
Series A:
4% 7/1/50	3,000,000	2,596,975
5% 7/1/32	420,000	451,920
5% 7/1/33	675,000	723,565
5% 7/1/34	540,000	576,028
5% 7/1/35	570,000	603,300
5% 7/1/36	1,095,000	1,148,852
5% 7/1/37	1,095,000	1,142,701
5% 7/1/38	985,000	1,025,351
5% 7/1/39	1,040,000	1,078,429
5% 7/1/40	1,035,000	1,068,555
5% 7/1/45	3,500,000	3,564,737
New Jersey Envir. Infrastructure Trust Series 2015 AR1, 5% 9/1/26	200,000	214,710
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	5,325,000	5,416,031
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	700,000	711,026
Series 2014 A, 4% 7/1/45	1,300,000	1,214,569
Series 2016 A:
5% 7/1/26 (Escrowed to Maturity)	1,575,000	1,670,220
5% 7/1/27	100,000	105,969
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	1,700,000	1,802,777
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	2,040,000	2,163,332
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	1,550,000	1,643,709
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	2,000,000	2,120,914
5% 7/1/39	11,000,000	11,414,410
5% 7/1/43	2,500,000	2,564,255
Series 2016:
4% 7/1/48	425,000	334,877
5% 7/1/26	800,000	820,529
5% 7/1/29	1,050,000	1,128,402
5% 7/1/30	605,000	650,463
5% 7/1/31	400,000	427,775
5% 7/1/35	950,000	963,326
5% 7/1/36	565,000	569,747
5% 7/1/41	5,085,000	4,908,733
Series 2017 A, 5% 7/1/25	110,000	114,433
Series 2019, 3% 7/1/49	9,640,000	6,837,210
Series 2021:
3% 7/1/46	7,140,000	5,421,199
4% 7/1/35	750,000	766,007
4% 7/1/37	700,000	702,439
5% 7/1/33	1,420,000	1,599,715
5% 7/1/34	1,250,000	1,400,499
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A, 5% 12/1/25 (b)	1,400,000	1,443,505
Series 2017 1A:
5% 12/1/25 (b)	3,000,000	3,096,389
5% 12/1/27 (b)	2,500,000	2,617,620
Series 2018 B, 5% 12/1/28 (b)	950,000	1,017,237
Series 2019 A:
5% 12/1/26	2,525,000	2,681,075
5% 12/1/27	2,000,000	2,158,196
5% 12/1/28	700,000	756,862
Series 2020, 5% 12/1/23 (b)	2,375,000	2,396,423
Series 2021 A:
5% 12/1/26 (b)	325,000	339,595
5% 12/1/27 (b)	325,000	344,382
5% 12/1/28 (b)	400,000	428,472
5% 12/1/29 (b)	550,000	595,133
Series 2021 B:
5% 12/1/27 (b)	1,325,000	1,396,922
5% 12/1/28 (b)	1,450,000	1,549,329
5% 12/1/29 (b)	1,415,000	1,529,355
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 D, 4% 10/1/24 (b)	2,370,000	2,364,432
Series 2020 E, 1.75% 4/1/30	920,000	799,519
Series 2021 H:
5% 4/1/28	300,000	323,499
5% 10/1/28	480,000	521,841
5% 4/1/29	500,000	547,965
Series 2022 I, 5% 10/1/53	3,565,000	3,704,176
New Jersey Institute of Technology Series A:
5% 7/1/27	170,000	183,071
5% 7/1/28	225,000	246,954
5% 7/1/29	270,000	301,670
5% 7/1/30	260,000	290,221
5% 7/1/31	375,000	417,391
5% 7/1/32	375,000	416,987
5% 7/1/33	170,000	188,711
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/26	3,000,000	3,136,684
5% 6/1/27	1,000,000	1,059,289
5% 6/1/28	2,000,000	2,148,317
Series 2018 B:
3.2% 6/1/27	10,000	9,993
5% 6/1/46	5,000,000	4,943,382
New Jersey Tpk. Auth. Tpk. Rev. Series 2017 B:
5% 1/1/33	5,000,000	5,455,899
5% 1/1/34	2,500,000	2,715,777
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	520,000	542,228
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	8,710,508
0% 12/15/34	4,000,000	2,483,520
Series 2008 A, 0% 12/15/36	25,000,000	13,375,905
Series 2009 A:
0% 12/15/33	1,135,000	724,876
0% 12/15/38	13,900,000	6,613,954
Series 2010 A:
0% 12/15/27	3,000,000	2,509,354
0% 12/15/30	14,795,000	10,903,374
Series 2010 A3, 0% 12/15/34	10,775,000	6,522,220
Series 2013 AA, 5% 6/15/29	510,000	512,399
Series 2014 AA:
5% 6/15/38	770,000	775,659
5% 6/15/44	555,000	556,873
Series 2016 A, 5% 6/15/29	750,000	789,246
Series 2019 BB, 4% 6/15/38	1,035,000	1,008,282
Series 2020 AA, 3% 6/15/50	7,500,000	5,316,052
Series 2022 AA:
5% 6/15/37	10,000,000	10,682,819
5% 6/15/38	6,440,000	6,857,582
Series A:
0% 12/15/31	365,000	256,133
5% 12/15/32	2,600,000	2,848,632
5% 12/15/33	2,850,000	3,100,604
Series AA, 4% 6/15/50	10,730,000	9,708,898
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	204,365
Passaic County Gen. Oblig.:
Series 2020 C, 2% 11/1/33	685,000	570,811
Series 2021 AB:
2% 11/1/34	1,840,000	1,472,551
2% 11/1/36	1,230,000	923,605
Passaic County N J Impt. Auth. Cha:
(Paterson Arts & Science Charter School Proj.) Series 2023, 4.25% 7/1/33 (e)	620,000	624,881
(Paterson Arts and Science Charter School Proj.) Series 2023:
5.25% 7/1/43 (e)	670,000	676,511
5.375% 7/1/53 (e)	1,000,000	1,004,311
5.5% 7/1/58 (e)	635,000	638,774
Rahway Board of Ed. Series 2021:
2.125% 7/15/37 (Build America Mutual Assurance Insured)	1,110,000	818,331
2.125% 7/15/38 (Build America Mutual Assurance Insured)	1,400,000	1,008,020
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (b)	955,000	1,001,204
5% 1/1/31 (b)	1,950,000	2,041,023
5% 1/1/33 (b)	750,000	782,625
5% 1/1/35 (b)	2,000,000	2,069,181
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2019 A:
5% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	200,000	214,202
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,613,244
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	1,230,000	1,321,596
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	750,000	804,193
Series 2020 A:
4% 11/1/50 (Build America Mutual Assurance Insured)	2,000,000	1,768,450
5% 11/1/45	7,000,000	7,147,957
5% 11/1/45 (Build America Mutual Assurance Insured)	2,000,000	2,067,007
The Board of Ed. of Newark Series 2021:
4% 7/15/36 (Build America Mutual Assurance Insured)	775,000	760,884
4% 7/15/37 (Build America Mutual Assurance Insured)	725,000	705,485
5% 7/15/23	265,000	266,690
5% 7/15/24	400,000	408,239
5% 7/15/25 (Build America Mutual Assurance Insured)	230,000	239,079
5% 7/15/26 (Build America Mutual Assurance Insured)	275,000	290,493
5% 7/15/27 (Build America Mutual Assurance Insured)	325,000	348,327
5% 7/15/28 (Build America Mutual Assurance Insured)	300,000	325,945
5% 7/15/29 (Build America Mutual Assurance Insured)	300,000	330,637
5% 7/15/30 (Build America Mutual Assurance Insured)	300,000	334,955
5% 7/15/31 (Build America Mutual Assurance Insured)	375,000	423,483
5% 7/15/32 (Build America Mutual Assurance Insured)	400,000	450,853
5% 7/15/33 (Build America Mutual Assurance Insured)	500,000	562,275
TOTAL NEW JERSEY		345,364,631
New York - 0.2%
Port Auth. of New York & New Jersey Series 2020 221, 4% 7/15/50 (b)	1,215,000	1,094,162
New York And New Jersey - 15.1%
Port Auth. of New York & New Jersey:
Series 194, 5.25% 10/15/55	10,000,000	10,228,665
Series 2014 185, 5% 9/1/30 (b)	1,105,000	1,120,717
Series 2016, 5% 11/15/32 (b)	5,000,000	5,142,815
Series 2018, 5% 9/15/34 (b)	5,000,000	5,268,762
Series 2022 236, 5% 1/15/47 (b)	6,000,000	6,271,985
Series 207, 5% 9/15/29 (b)	1,750,000	1,861,835
Series 209, 5% 7/15/35	3,970,000	4,353,622
Series 213, 5% 9/1/39	5,390,000	5,845,230
Series 214:
5% 9/1/30 (b)	250,000	273,899
5% 9/1/36 (b)	6,785,000	7,214,076
Series 218, 5% 11/1/44 (b)	1,420,000	1,476,927
Series 221:
4% 7/15/37 (b)	1,000,000	982,531
4% 7/15/45 (b)	1,500,000	1,373,270
5% 7/15/35 (b)	2,500,000	2,706,946
Series 223:
4% 7/15/34 (b)	2,000,000	2,053,376
4% 7/15/35 (b)	2,250,000	2,273,003
4% 7/15/36 (b)	1,350,000	1,344,914
4% 7/15/37 (b)	2,750,000	2,701,959
4% 7/15/38 (b)	6,000,000	5,831,351
4% 7/15/39 (b)	4,000,000	3,844,486
5% 7/15/56 (b)	3,500,000	3,603,802
TOTAL NEW YORK AND NEW JERSEY		75,774,171
Pennsylvania, New Jersey - 1.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	998,328
5% 7/1/26	650,000	674,860
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	300,000	312,983
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	350,000	365,147
Series 2019 A, 5% 7/1/44	700,000	734,749
Series 2019 B, 5% 7/1/32	1,000,000	1,118,685
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,200,000	1,299,876
5% 1/1/38	1,450,000	1,563,700
5% 1/1/39	1,190,000	1,277,913
TOTAL PENNSYLVANIA, NEW JERSEY		8,346,241
Puerto Rico - 1.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (c)	1,395,000	1,366,956
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,552,650	881,992
5.625% 7/1/27	175,000	180,572
5.625% 7/1/29	545,000	567,747
5.75% 7/1/31	1,300,000	1,365,667
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/41	195,000	169,246
5% 7/1/30	475,000	519,041
5% 7/1/32	125,000	136,726
5% 7/1/34	110,000	119,736
5% 7/1/35	120,000	129,046
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	1,465,000	974,590
Series 2019 A2, 4.55% 7/1/40	1,050,000	977,940
TOTAL PUERTO RICO		7,389,259
TOTAL MUNICIPAL BONDS (Cost $467,545,980)		453,466,945

Municipal Notes - 6.6%
	Principal Amount (a)	Value ($)
New Jersey - 6.6%
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.):
Series 2009 B, 1.6% 3/1/23, LOC JPMorgan Chase Bank, VRDN (d)	23,600,000	23,599,994
Series 2009 C, 1.6% 3/1/23, LOC JPMorgan Chase Bank, VRDN (d)	8,410,000	8,410,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (ExxonMobil Proj.) Series 1989, 2.46% 3/1/23, VRDN (d)	1,200,000	1,200,000

TOTAL MUNICIPAL NOTES (Cost $33,210,007)		33,209,994

TOTAL INVESTMENT IN SECURITIES - 97.0% (Cost $500,755,987)	486,676,939
NET OTHER ASSETS (LIABILITIES) - 3.0%	14,980,952
NET ASSETS - 100.0%	501,657,891

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,037,865 or 0.6% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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